UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.4%
Consumer Staples — 1.2%
	Food Products — 1.2%
128	AarhusKarlshamn AB, (Sweden)	7,859
3,386	Archer-Daniels-Midland Co.	136,286
1,828	Associated British Foods plc, (United Kingdom)	68,498
10	Barry Callebaut AG, (Switzerland) (a)	11,408
3,427	BRF S.A., (Brazil), ADR	76,079
756	Bunge Ltd.	60,571
73	Cal-Maine Foods, Inc.	4,011
264	Cermaq ASA, (Norway)	4,352
13,000	China Agri-Industries Holdings Ltd., (Hong Kong)	6,636
7,000	China Yurun Food Group Ltd., (China) (a)	4,596
46	CJ CheilJedang Corp., (South Korea)	11,212
612	Darling International, Inc. (a)	12,687
3,000	First Resources Ltd., (Singapore)	5,347
194	Fresh Del Monte Produce, Inc.	5,434
683	Glanbia plc, (Ireland)	9,861
16,000	GMG Global Ltd., (Singapore)	1,287
37,000	Golden Agri-Resources Ltd., (Singapore)	16,929
1,799	GrainCorp Ltd., (Australia), Class A	14,295
200	Hokuto Corp., (Japan)	3,817
4,000	Indofood Agri Resources Ltd., (Singapore)	2,915
399	Ingredion, Inc.	27,595
12	KWS Saat AG, (Germany)	4,072
396	Maple Leaf Foods, Inc., (Canada)	6,336
14,847	Marine Harvest ASA, (Norway)	17,095
4,000	Maruha Nichiro Holdings, Inc., (Japan)	7,316
2,000	Nichirei Corp., (Japan)	10,590
2,000	Nippon Flour Mills Co., Ltd., (Japan)	9,540
2,000	Nippon Meat Packers, Inc., (Japan)	32,354
1,500	Nippon Suisan Kaisha Ltd., (Japan) (a)	3,297
364	Nutreco N.V., (Netherlands)	17,437
305	Pilgrim’s Pride Corp. (a)	4,996
300	Sakata Seed Corp., (Japan)	3,918
103	Sanderson Farms, Inc.	7,039
3	Seaboard Corp.	8,475
359	Suedzucker AG, (Germany)	9,036
2,395	Tate & Lyle plc, (United Kingdom)	30,733
1,000	Toyo Suisan Kaisha Ltd., (Japan)	29,145
1,458	Tyson Foods, Inc., Class A	46,204
14,000	Wilmar International Ltd., (Singapore)	39,234

	Total Consumer Staples	778,492

Industrials — 0.7%
	Machinery — 0.7%
502	AGCO Corp.	29,257
35	Bucher Industries AG, (Switzerland)	9,530
1,248	CNH Industrial N.V., (United Kingdom) (a)	14,139
2,026	Deere & Co.	170,670
4,000	First Tractor Co., Ltd., (China), Class H	3,396
2,000	Iseki & Co., Ltd., (Japan)	6,239
5,200	Komatsu Ltd., (Japan)	108,455
6,000	Kubota Corp., (Japan)	102,710
68	Lindsay Corp.	5,194
281	Titan International, Inc.	4,847

	Total Industrials	454,437

Materials — 1.5%
	Chemicals — 1.5%
769	Agrium, Inc., (Canada)	69,333
124	American Vanguard Corp.	3,563
305	CF Industries Holdings, Inc.	66,301
12,000	China BlueChemical Ltd., (China), Class H	8,142
276	Intrepid Potash, Inc.	4,264
2,210	Israel Chemicals Ltd., (Israel)	18,815
15	Israel Corp., Ltd. (The), (Israel) (a)	7,703
886	K+S AG, (Germany)	24,722
2,769	Monsanto Co.	313,811
1,421	Mosaic Co. (The)	68,066
923	Nufarm Ltd., (Australia)	4,103
399	Phosagro OAO, (Russia), Reg. S, GDR	3,916
4,446	Potash Corp. of Saskatchewan, Inc., (Canada)	140,759
201	Scotts Miracle-Gro Co. (The), Class A	11,775
10,000	Sinofert Holdings Ltd., (Hong Kong)	1,713
462	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	11,555
487	Syngenta AG, (Switzerland)	190,916
1,302	Uralkali OJSC, (Russia), Reg. S, GDR	32,753
936	Yara International ASA, (Norway)	40,754

	Total Materials	1,022,964

	Total Common Stocks (Cost $2,100,581)	2,255,893

Exchange Traded Funds — 14.9%
International Equity — 14.9%
60,433	iShares Global Energy ETF	2,574,446
138,037	iShares Global Infrastructure ETF	5,351,694

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — Continued
International Equity — Continued
67,518	iShares MSCI Global Metals & Mining Producers ETF	1,334,075
17,744	Market Vectors Gold Miners ETF	395,336

	Total Exchange Traded Funds (Cost $9,158,105)	9,655,551

Investment Companies — 79.8%
Alternative Assets — 18.2%
362,341	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	4,735,797
618,220	JPMorgan Realty Income Fund, Class R5 Shares (b)	7,078,623

	Total Alternative Assets	11,814,420

Fixed Income — 61.6%
1,391,874	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	14,071,843
1,867,046	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	19,547,975
639,779	JPMorgan Real Return Fund, Institutional Class Shares (b)	6,340,215

	Total Fixed Income	39,960,033

	Total Investment Companies (Cost $51,344,363)	51,774,453

Short-Term Investment — 1.8%
Investment Company — 1.8%
1,148,533	JPMorgan Prime Money Market Fund, Institutional Class Shares, , 0.010% (b) (l) (m) (Cost $1,148,533)	1,148,533

	Total Investments — 99.9% (Cost $63,751,582)	64,834,430

	Other Assets in Excess of Liabilities — 0.1%	47,125

	NET ASSETS — 100.0%	$64,881,555

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,044,680
Aggregate gross unrealized depreciation	(961,832)

Net unrealized appreciation/depreciation	$1,082,848

Federal income tax cost of investments	$63,751,582

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$533,665	$244,827	$—	$778,492
Industrials	233,637	220,800	—	454,437
Materials	760,673	262,291	—	1,022,964

Total Common Stocks	$1,527,975	$727,918	$—	$2,255,893

Exchange Traded Funds	$9,655,551	$—	$—	$9,655,551
Investment Companies	51,774,453	—	—	51,774,453
Short-Term Investment
Investment Company	1,148,533	—	—	1,148,533

Total Investments in Securities	$64,106,512	$727,918	$—	$64,834,430

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 20.2%
Consumer Discretionary — 3.2%
	Hotels, Restaurants & Leisure — 0.5%
	MGM Resorts International,
5,300	10.000%, 11/01/16 (m)	6,373
8,700	11.375%, 03/01/18 (m)	11,114

		17,487

	Household Durables — 0.8%
1,200	K. Hovnanian Enterprises, Inc., 6.250%, 01/15/16 (m)	1,254
4,000	KB Home, 9.100%, 09/15/17 (m)	4,680
12,578	Lennar Corp., Series B, 12.250%, 06/01/17 (m)	16,226
2,750	M/I Homes, Inc., 8.625%, 11/15/18 (m)	2,970
2,702	Standard Pacific Corp., 10.750%, 09/15/16 (m)	3,269

		28,399

	Media — 1.5%
3,565	Allbritton Communications Co., 8.000%, 05/15/18 (m)	3,806
13,217	Cablevision Systems Corp., 8.625%, 09/15/17 (m)	15,299
5,400	Clear Channel Communications, Inc., 9.000%, 03/01/21 (m)	5,454
500	CSC Holdings LLC, 8.625%, 02/15/19 (m)	590
	DISH DBS Corp.,
13,140	4.625%, 07/15/17 (m)	13,698
3,750	7.125%, 02/01/16 (m)	4,144
2,500	Local TV Finance LLC, 9.250%, 06/15/15 (e) (m)	2,525
940	Media General, Inc., 11.750%, 02/15/17	1,018
4,107	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19 (m)	4,471
965	Regal Cinemas Corp., 8.625%, 07/15/19 (m)	1,037
2,000	WMG Acquisition Corp., 11.500%, 10/01/18 (m)	2,315

		54,357

	Specialty Retail — 0.4%
4,900	J. Crew Group, Inc., 8.125%, 03/01/19 (m)	5,163
1,074	Michael’s Stores, Inc., 11.375%, 11/01/16 (m)	1,101
EUR 7,700	New Look Bondco I plc, (United Kingdom), VAR, 6.474%, 05/14/18 (e)	10,594

		16,858

	Total Consumer Discretionary	117,101

Consumer Staples — 1.2%
	Food & Staples Retailing — 0.1%
2,800	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e) (m)	3,073

	Food Products — 0.7%
9,362	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	10,228
9,750	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (m)	10,627
5,000	Smithfield Foods, Inc., 7.750%, 07/01/17 (m)	5,825

		26,680

	Household Products — 0.4%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
10,000	7.875%, 08/15/19 (m)	11,100
1,750	8.500%, 05/15/18	1,851

		12,951

	Total Consumer Staples	42,704

Energy — 3.2%
	Energy Equipment & Services — 1.0%
1,109	CGG S.A., (France), 9.500%, 05/15/16 (m)	1,168
1,125	Hercules Offshore, Inc., 7.125%, 04/01/17 (e) (m)	1,198
12,300	Ocean Rig UDW, Inc., Reg. S., 9.500%, 04/27/16 (e)	13,130
6,700	Parker Drilling Co., 9.125%, 04/01/18 (m)	7,161
1,369	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e) (m)	1,465
10,680	SESI LLC, 7.125%, 12/15/21 (m)	11,855

		35,977

	Oil, Gas & Consumable Fuels — 2.2%
8,265	Arch Coal, Inc., 8.750%, 08/01/16 (m)	8,472
13,000	Chesapeake Energy Corp., 3.250%, 03/15/16 (m)	13,195
20,990	Citgo Petroleum Corp., 11.500%, 07/01/17 (e) (m)	23,089
	Energy XXI Gulf Coast, Inc.,
2,000	7.750%, 06/15/19 (m)	2,140
2,000	9.250%, 12/15/17 (m)	2,230
4,500	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19 (m)	4,849
6,675	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e) (m)	6,975
1,800	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (m)	1,939
1,700	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e) (m)	1,845

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
2,100	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 04/01/18 (m)	2,226
2,007	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	1,997
NOK 20,000	Teekay Corp., Reg. S., VAR, 6.430%, 10/09/15	3,313
NOK 10,320	Teekay Offshore Partners LP, Reg. S., VAR, 5.670%, 01/25/16	1,701
6,000	WPX Energy, Inc., 5.250%, 01/15/17 (m)	6,420

		80,391

	Total Energy	116,368

Financials — 2.3%
	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
4,310	6.000%, 11/15/17 (m)	4,568
3,045	6.750%, 06/01/16 (m)	3,281

		7,849

	Commercial Banks — 0.2%
5,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)	5,644

	Consumer Finance — 1.5%
49,555	Ally Financial, Inc., VAR, 2.926%, 07/18/16 (m)	50,666
	General Motors Financial Co., Inc.,
3,066	2.750%, 05/15/16 (e) (m)	3,104
2,844	3.250%, 05/15/18 (e) (m)	2,851

		56,621

	Diversified Financial Services — 0.0% (g)
1,315	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e) (m)	1,391

	Insurance — 0.4%
GBP 8,500	Towergate Finance plc, (United Kingdom), VAR, 6.014%, 02/15/18 (e)	13,839

	Total Financials	85,344

Health Care — 1.8%
	Health Care Equipment & Supplies — 0.5%
2,425	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	2,489
13,616	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)	15,318

		17,807

	Health Care Providers & Services — 0.7%
2,520	inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)	2,634
9,800	MultiPlan, Inc., 9.875%, 09/01/18 (e) (m)	10,829
4,558	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e) (m)	4,877
168	Omnicare, Inc., 7.750%, 06/01/20 (m)	187
4,383	Tenet Healthcare Corp., 6.000%, 10/01/20 (e) (m)	4,580

		23,107

	Pharmaceuticals — 0.6%
4,500	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	4,860
2,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e) (m)	2,137
	Valeant Pharmaceuticals International, Inc.,
10,449	6.750%, 08/15/18 (e) (m)	11,507
4,000	7.000%, 10/01/20 (e) (m)	4,290

		22,794

	Total Health Care	63,708

Industrials — 2.1%
	Aerospace & Defense — 0.2%
6,564	Bombardier, Inc., (Canada), 4.250%, 01/15/16 (e) (m)	6,859

	Airlines — 0.4%
5,619	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19 (m)	6,266
1,501	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e) (m)	1,651
2,949	Continental Airlines 2012-3 Class C Pass-Thru Certificates, 6.125%, 04/29/18	3,052
2,175	Continental Airlines, 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	2,343

		13,312

	Building Products — 0.3%
5,000	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e) (m)	5,481
6,085	USG Corp., 6.300%, 11/15/16 (m)	6,542

		12,023

	Commercial Services & Supplies — 0.6%
5,000	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15 (m)	4,987
18,115	ILFC E-Capital Trust I, VAR, 5.350%, 12/21/65 (e) (m)	16,032
	R.R. Donnelley & Sons Co.,
419	7.250%, 05/15/18 (m)	473

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
1,420	8.600%, 08/15/16 (m)	1,644

		23,136

	Electrical Equipment — 0.0% (g)
225	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)	238

	Industrial Conglomerates — 0.1%
4,730	J.M. Huber Corp., 9.875%, 11/01/19 (e) (m)	5,440

	Machinery — 0.2%
6,800	Bluewater Holding B.V., (Netherlands), Reg. S., VAR, 3.244%, 07/17/14	6,859

	Road & Rail — 0.2%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,000	4.875%, 11/15/17 (m)	4,200
518	9.750%, 03/15/20 (m)	606
903	VAR, 2.988%, 12/01/17 (e)	901

		5,707

	Trading Companies & Distributors — 0.1%
4,374	International Lease Finance Corp., VAR, 2.204%, 06/15/16 (m)	4,418

	Total Industrials	77,992

Information Technology — 0.5%
	Communications Equipment — 0.2%
9,600	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	9,336

	Internet Software & Services — 0.0% (g)
715	IAC/InterActiveCorp, 4.875%, 11/30/18 (e) (m)	730

	Semiconductors & Semiconductor Equipment — 0.3%
9,404	NXP B.V./NXP Funding LLC, (Netherlands), 3.500%, 09/15/16 (e) (m)	9,698

	Total Information Technology	19,764

Materials — 3.0%
	Chemicals — 0.4%
7,325	Ashland, Inc., 3.000%, 03/15/16 (m)	7,471
8,000	PolyOne Corp., 7.375%, 09/15/20 (m)	8,870

		16,341

	Construction Materials — 1.4%
	Cemex S.A.B. de C.V., (Mexico),
16,865	VAR, 4.999%, 10/15/18 (e) (m)	17,582
33,785	VAR, 5.248%, 09/30/15 (e) (m)	34,629

		52,211

	Containers & Packaging — 0.4%
1,700	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 9.125%, 10/15/20 (e) (m)	1,827
5,484	Berry Plastics Corp., 9.750%, 01/15/21 (m)	6,382
2,915	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e) (m)	2,988
2,600	Sealed Air Corp., 8.125%, 09/15/19 (e) (m)	2,932

		14,129

	Metals & Mining — 0.8%
	ArcelorMittal, (Luxembourg),
10,200	5.111%, 02/25/17 (m)	10,825
10,500	10.350%, 06/01/19 (m)	13,256
3,300	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	3,420

		27,501

	Total Materials	110,182

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
3,000	7.250%, 10/30/17 (m)	3,173
3,915	8.125%, 04/30/20 (m)	4,277
425	Cincinnati Bell, Inc., 8.750%, 03/15/18 (m)	449
2,750	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e) (m)	3,761
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	7.250%, 04/01/19 (m)	1,081
1,000	7.250%, 10/15/20 (m)	1,093
4,000	8.500%, 11/01/19 (m)	4,385
3,000	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18 (e) (m)	3,142
	Level 3 Communications, Inc.,
1,000	8.875%, 06/01/19 (m)	1,096
21,435	11.875%, 02/01/19 (m)	24,811
	Level 3 Financing, Inc.,
5,326	10.000%, 02/01/18	5,685
5,635	VAR, 3.835%, 01/15/18 (e)	5,677
1,050	VAR, 4.146%, 02/15/15 (m)	1,051
5,500	PAETEC Holding Corp., 9.875%, 12/01/18 (m)	6,146
3,000	Sprint Capital Corp., 6.900%, 05/01/19 (m)	3,255
3,795	Virgin Media Secured Finance plc, (United Kingdom), 6.500%, 01/15/18 (m)	3,933

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
EUR 2,666	Wind Acquisition Finance S.A., (Luxembourg), VAR, 5.479%, 04/30/19 (e)	3,702
450	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20 (m)	496

		77,213

	Wireless Telecommunication Services — 0.1%
1,800	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e) (m)	1,971
700	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e) (m)	728
1,000	VimpelCom Holdings B.V., (Netherlands), VAR, 4.248%, 06/29/14 (e) (m)	1,005

		3,704

	Total Telecommunication Services	80,917

Utilities — 0.7%
	Electric Utilities — 0.5%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
5,750	6.875%, 08/15/17 (e) (m)	5,894
10,000	10.000%, 12/01/20 (m)	10,625

		16,519

	Independent Power Producers & Energy Traders — 0.2%
7,000	GenOn Energy, Inc., 7.875%, 06/15/17 (m)	7,752

	Total Utilities	24,271

	Total Corporate Bonds (Cost $723,255)	738,351

Preferred Securities — 0.5% (x)
Financials — 0.5%
	Commercial Banks — 0.4%
16,115	Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (m)	14,997

	Insurance — 0.1%
3,000	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m)	3,090

	Total Preferred Securities (Cost $18,649)	18,087

SHARES
Preferred Stock — 0.6%
Financials — 0.6%
	Insurance — 0.6%
23	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.364%, 10/29/49 (Cost $19,459)	19,477

PRINCIPAL AMOUNT
Loan Assignments — 76.0%
Consumer Discretionary — 22.0%
	Automobiles — 0.4%
15,616	Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	15,717

	Distributors — 0.6%
6,795	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19 ^	6,799
9,650	Spin Holdco, Inc., Term Loan, VAR, 11/08/19 ^	9,629
4,933	VWR International Ltd., Term Loan, VAR, 4.164%, 04/03/17	4,945

		21,373

	Hotels, Restaurants & Leisure — 9.5%
15,960	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	16,090
11,000	Bally Technologies, Inc., Term B Loan, VAR, 08/15/20 ^	11,064
30,827	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.488%, 01/28/18	29,285
24,125	Caesars Entertainment Resort Properties LLC, Term Loan B, VAR, 7.000%, 10/11/20	23,688
9,176	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	9,210
6,647	Channel View Hotel Ltd., Term Loan, VAR, 4.250%, 05/08/20	6,689
	FOCUS Brands, Inc., Term Loan,
9,794	VAR, 4.250%, 02/21/18	9,737
37	VAR, 5.500%, 02/21/18	37
16,500	Four Seasons Holdings, Inc., 1st Lien Term Loan, VAR, 4.250%, 06/27/20	16,576
18,530	Golden Nugget, Inc., Term Loan B, VAR, 11/15/19 ^	18,680
4,000	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	4,187
	Hilton Worldwide Finance LLC, Initial Term Loan,
14,474	VAR, 4.000%, 10/26/20	14,514
5,263	VAR, 4.000%, 10/26/20	5,278
4,934	VAR, 4.000%, 10/26/20	4,948
13,750	Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	14,163
	Intrawest, 1st Lien Term Loan,
18,000	VAR, 11/23/20 ^	18,023
3,275	VAR, 8.000%, 12/04/17	3,309

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
6,782	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	6,773
15,065	Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	15,115
18,000	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 11/08/19 ^	18,219
8,500	Northfield Park Associates, Closing Date Term Loan, VAR, 9.000%, 12/19/18	8,543
	NPC International, Inc., Term Loan,
3,200	VAR, 4.500%, 12/28/18	3,211
3,373	VAR, 4.500%, 12/28/18	3,384
213	VAR, 4.500%, 12/28/18	214
1,067	VAR, 4.500%, 12/28/18	1,070
	PF Chang’s China Bistro, Inc., Term Borrowing,
23	VAR, 5.250%, 06/22/19	23
236	VAR, 5.250%, 06/22/19	237
3,305	VAR, 5.250%, 06/22/19	3,322
13	Playa Resorts Holding B.V., Term Loan, VAR, 4.750%, 08/09/19	13
4,988	Playa Resorts Holdings B.V., Initial Term Loan, VAR, 4.750%, 08/09/19	5,028
	Scientific Games Corp., Initial Term Loan,
5,341	VAR, 4.250%, 10/18/20	5,338
5,468	VAR, 4.250%, 10/18/20	5,466
890	VAR, 4.250%, 10/18/20	890
20,194	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	20,152
23,000	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	23,086
19,701	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	19,902
	Wendy’s International, Inc., Term Loan,
483	VAR, 3.250%, 05/15/19	483
3,227	VAR, 3.250%, 05/15/19	3,226

		349,173

	Household Durables — 1.1%
6,161	Tempur-Pedic International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	6,152
	Waddington Group, Inc., 1st Lien Term Loan,
4,710	VAR, 4.500%, 06/07/20	4,739
126	VAR, 5.500%, 06/07/20	127
	Waddington Group, Inc., USD Term Loans - US Borrower,
2,558	VAR, 4.500%, 06/07/20	2,575
69	VAR, 5.500%, 06/07/20	69
25,829	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	25,582

		39,244

	Internet & Catalog Retail — 0.1%
3,975	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.996%, 01/30/17 (i)	3,987

	Leisure Equipment & Products — 0.4%
7,271	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	7,353
6,510	Leslie’s Poolmart, Inc., Tranche B Term Loan, VAR, 10/16/19 ^	6,526

		13,879

	Media — 6.6%
29,580	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	29,802
12,219	Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16	11,760
11,661	Clear Channel Communications, Inc., Term Loan D, VAR, 6.914%, 01/23/19 ^	10,991
249	DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 3.750%, 01/31/20	251
	Gray Television, Inc., 1st Lien Term Loan,
128	VAR, 4.750%, 10/12/19	129
1,907	VAR, 4.750%, 10/12/19	1,914
994	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	1,001
8,806	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	8,795
2,650	Live Nation Entertainment, Inc., Term B Loan, VAR, 3.500%, 08/17/20	2,651
10,455	McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	10,641
1,833	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	1,838
1,626	Mission Broadcasting, Inc., Term Loan B, VAR, 4.500%, 12/03/19	1,628
	MTL Publishing LLC, Term B Loan,
5,895	VAR, 4.250%, 06/29/18	5,915
1,530	VAR, 4.250%, 06/29/18	1,536
5,587	NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.750%, 01/03/20	5,601
3,846	Nexstar Broadcasting, Inc., 1st Lien Term Loan, VAR, 4.500%, 12/03/19	3,851
367	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 09/24/20	368
3,648	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	3,733

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Media — Continued
	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B,
369	VAR, 0.000%, 04/09/20 ^	365
231	VAR, 0.000%, 04/09/20 ^	230
1,985	Tribune Co., 1st Lien Term Loan, VAR, 4.000%, 12/31/19	1,984
30,724	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	30,843
6,982	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,990
9,950	Univision Communications, Inc., Term C-2 Loan, VAR, 4.500%, 03/01/20	9,979
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	35
49,650	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	48,368
40,766	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	40,715

		241,914

	Multiline Retail — 1.5%
	Hudson’s Bay Co., 1st Lien Initial Term Loan,
10,026	VAR, 4.750%, 11/04/20	10,148
2,314	VAR, 4.750%, 11/04/20	2,342
1,543	VAR, 4.750%, 11/04/20	1,561
1,543	VAR, 4.750%, 11/04/20	1,561
27,506	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	26,863
10,800	Neiman Marcus Group, Inc., Term Loan, VAR, 5.000%, 10/25/20	10,865

		53,340

	Specialty Retail — 1.5%
18,439	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	18,444
4,808	Evergreen Acquisition Corp., 2012 New Term Loan, VAR, 5.000%, 07/09/19	4,815
	Gymboree Corp. (The), Initial Term Loan (A & R),
25,362	VAR, 5.000%, 02/23/18	24,581
677	VAR, 5.000%, 02/23/18	656
	J. Crew Group, Inc., Term Loan B,
1,761	VAR, 4.000%, 03/07/18	1,767
1,946	VAR, 4.000%, 03/07/18	1,953
3,902	VAR, 4.000%, 03/07/18	3,916

		56,132

	Textiles, Apparel & Luxury Goods — 0.3%
6,588	Cole Haan. Inc., Term B-1 Loan, VAR, 5.000%, 01/31/20	6,602
5,870	True Religion Apparel, Inc., Term Loan, VAR, 5.875%, 07/30/19	5,613

		12,215

	Total Consumer Discretionary	806,974

Consumer Staples — 9.1%
	Food & Staples Retailing — 4.6%
	AdvancePierre Foods, Inc., 1st Lien Term Loan B,
9,036	VAR, 5.750%, 07/10/17	8,977
23	VAR, 5.750%, 07/10/17	22
23	VAR, 5.750%, 07/10/17	23
16,473	Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	16,510
	Albertsons LLC, Term Loan B2,
16,400	VAR, 03/21/19 ^	16,359
25,626	VAR, 4.750%, 03/21/19	25,615
12	Evergreen Acquisition Corp., 2012 New Term Loan, VAR, 5.000%, 07/09/19	12
1,430	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	1,464
28,333	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	28,758
13,617	Rite Aid Corp., Tranche 6 Term Loan, VAR, 4.000%, 02/21/20	13,712
57,836	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	58,071

		169,523

	Food Products — 2.4%
3,000	Del Monte Corp., Term Loan, VAR, 4.000%, 03/08/18	3,010
	Dole Food Co., Inc., Tranche B Term Loan,
13,089	VAR, 4.500%, 11/01/18 ^	13,146
1,839	VAR, 4.500%, 11/01/18	1,847
1,839	VAR, 4.500%, 11/01/18	1,847
1,839	VAR, 4.500%, 11/01/18	1,847
1,839	VAR, 4.500%, 11/01/18	1,847
1,839	VAR, 4.500%, 11/01/18	1,847
1,839	VAR, 4.500%, 11/01/18	1,847
919	VAR, 4.500%, 11/01/18	923
1,500	H. J. Heinz Co., Term B-2 Loan, VAR, 06/05/20 ^	1,510
	High Liner Foods, Inc., Term Loan,
57	VAR, 4.750%, 12/19/17	57
2,503	VAR, 4.750%, 12/19/17	2,503

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Food Products — Continued
	New HB Acquisition LLC, Term B Loan,
1,153	VAR, 6.750%, 04/09/20	1,186
13,257	VAR, 6.750%, 04/09/20	13,647
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
26,711	VAR, 3.250%, 04/29/20 ^	26,671
67	VAR, 3.250%, 04/29/20 ^	67
	Pinnacle Foods Finance LLC, Tranche H Term Loan,
13,405	VAR, 3.250%, 04/29/20 ^	13,384
28	VAR, 3.250%, 04/29/20	28

		87,214

	Household Products — 2.1%
1,818	Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16	1,816
53,600	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20 ^	53,040
17,820	Reynolds Group Holdings Ltd., Term Loan, VAR, 4.000%, 12/26/18	17,931
	Spectrum Brands Inc., Term Loan,
3,559	VAR, 4.500%, 12/17/19	3,572
15	VAR, 5.500%, 12/17/19	15
93	Spectrum Brands, Inc., Term Loan, VAR, 4.500%, 12/17/19	93

		76,467

	Total Consumer Staples	333,204

Energy — 4.6%
	Energy Equipment & Services — 1.7%
11,571	Drillships Financing Holding, Inc., Tranche B-2 Term Loan, VAR, 5.500%, 07/15/16	11,706
7,264	EMG Utica, Term Loan, VAR, 4.750%, 03/27/20	7,277
12,425	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 ^	12,526
9,136	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	9,148
7,800	Shelf Drilling Midco Ltd., Term Loan, VAR, 9.500%, 10/01/18 ^	7,897
13,207	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	13,455

		62,009

	Oil, Gas & Consumable Fuels — 2.9%
1,323	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/28/18	1,353
13,913	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	13,568
18,338	Energy Transfer Equity LP, Term Loan, VAR, 11/13/19 ^	18,289
18,240	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	18,577
5,792	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	5,828
17,600	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 ^	17,677
6,219	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	6,327
10,390	Sabine Oil & Gas, Term Loan, VAR, 8.750%, 12/31/18	10,455
14,850	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	14,776

		106,850

	Total Energy	168,859

Financials — 3.4%
	Capital Markets — 0.7%
10,784	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	10,761
	Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan,
6,918	VAR, 4.250%, 07/22/20	6,968
17	VAR, 4.250%, 07/22/20	17
8,566	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	8,622

		26,368

	Consumer Finance — 0.8%
4,167	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17	4,170
23,475	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	23,504

		27,674

	Diversified Financial Services — 1.3%
	Aot Holdings International Ltd., 1st Lien Senior Secured Term Loan,
3,947	VAR, 4.250%, 10/01/19	3,961
2,858	VAR, 4.250%, 10/01/19	2,868
1,478	VAR, 4.250%, 10/01/19	1,483
381	VAR, 4.250%, 10/01/19	382
381	VAR, 4.250%, 10/01/19	382
229	VAR, 4.250%, 10/01/19	230
331	VAR, 4.250%, 10/01/19	332
152	VAR, 4.250%, 10/01/19	153
3,485	Ascensus, Inc., 1st Lien Term Loan, VAR, 0.000%, 11/15/19 ^	3,503

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Diversified Financial Services — Continued
700	Ascensus, Inc., 2nd Lien Term Loan, VAR, 11/15/20 ^	718
2,289	Genesys Telecommunications Holdings Ltd., Dollar Term Loan, VAR, 4.000%, 02/08/20	2,274
26,300	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19	25,166
	Wavedivision Holdings LLC, Term Loan B,
14	VAR, 4.000%, 08/09/19	14
5,554	VAR, 4.000%, 08/09/19	5,571

		47,037

	Insurance — 0.6%
8,500	HUB International Ltd., Initial Term Loan, VAR, 4.750%, 10/02/20	8,582
5,754	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	5,818
6,948	USI, Inc., Term Loan, VAR, 5.000%, 12/27/19	6,967

		21,367

	Real Estate Management & Development — 0.0% (g)
675	Realogy Corp., Extended Synthetic Commitments, VAR, 4.430%, 10/10/16	682

	Total Financials	123,128

Health Care — 4.7%
	Biotechnology — 0.4%
14,748	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	14,813

	Health Care Equipment & Supplies — 0.9%
	Biomet, Inc., Dollar Term B-2 Loan,
90	VAR, 3.664%, 07/25/17	91
2,845	VAR, 3.666%, 07/25/17	2,866
1,935	VAR, 3.666%, 07/25/17	1,949
1,597	VAR, 3.751%, 07/25/17	1,609
8,888	Carestream Health, Inc., Term Loan, VAR, 5.000%, 06/07/19	8,981
16,267	Kinetic Concepts, Inc., Dollar Term D-1 Loan, VAR, 4.500%, 05/04/18	16,425

		31,921

	Health Care Providers & Services — 2.3%
	Alliance Healthcare Services, Inc., Term Loan,
1,585	VAR, 4.250%, 06/03/19 ^	1,563
1,465	VAR, 4.250%, 06/03/19 ^	1,445
1,387	VAR, 4.250%, 06/03/19 ^	1,368
1,288	VAR, 4.250%, 06/03/19 ^	1,270
1,189	VAR, 4.250%, 06/03/19 ^	1,172
991	VAR, 4.250%, 06/03/19 ^	977
396	VAR, 4.250%, 06/03/19 ^	391
8,883	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	8,919
	Community Health Systems, Inc., Extended Term Loan,
4,486	VAR, 3.737%, 01/25/17	4,507
120	VAR, 3.748%, 01/25/17	120
9,325	HCA, Inc., Term Loan B4, VAR, 2.914%, 05/01/18	9,326
15,541	Health Management Associates, Inc., Term Loan B, VAR, 3.500%, 11/16/18	15,529
7,748	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	7,792
13,073	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	12,918
3,507	Multiplan, Inc., Term Loan B, VAR, 4.000%, 08/26/17	3,526
13,257	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	13,313

		84,136

	Pharmaceuticals — 1.1%
	Aptalis Pharma, Inc., Term B Loan,
13,195	VAR, 6.000%, 10/02/20	13,323
12,180	VAR, 6.000%, 10/02/20	12,298
5,900	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	5,918
1,372	Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, VAR, 3.664%, 09/15/16	1,375
8,244	Par Pharmaceutical Cos., Inc., Term Loan B, VAR, 4.250%, 09/30/19	8,279

		41,193

	Total Health Care	172,063

Industrials — 11.1%
	Aerospace & Defense — 0.3%
349	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	352
8,900	Hamilton Sundstrand Industrial Corp., Term Loan, VAR, 4.000%, 12/13/19	8,892

		9,244

	Airlines — 1.5%
35,092	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	35,224
	Landmark Aviation, Canadian Term Loans,
665	VAR, 5.750%, 10/25/19	666
2	VAR, 5.750%, 10/25/19	1

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Airlines — Continued
	Landmark Aviation, Term Loan,
7,843	VAR, 5.750%, 10/25/19	7,858
20	VAR, 5.750%, 10/25/19	20
9,625	U.S. Airways Group, Inc., Term Loan B1, VAR, 4.250%, 05/22/19	9,654

		53,423

	Building Products — 1.3%
11,719	DS Services, Inc., Term B Loan, VAR, 5.250%, 08/30/20	11,777
9,483	MacDermid, Tranche B 1st Lien Term Loan, VAR, 3.164%, 06/07/20 ^	9,530
8,800	Norcraft Cos., Inc., 1st Lien Term Loan B, VAR, 11/15/20 ^	8,844
	Roofing Supply Group, Term Loan,
4,343	VAR, 5.000%, 05/31/19	4,351
3,647	VAR, 5.000%, 05/31/19	3,653
7,981	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	7,993

		46,148

	Commercial Services & Supplies — 2.3%
2,454	AWAS Aviation Capital Ltd., Term Loan, VAR, 3.500%, 07/16/18	2,460
905	Garda World Security Corp., Delayed Draw Term Loan, VAR, 0.000%, 11/06/20 ^	909
6,201	Garda World Security Corp., Term Loan B, VAR, 4.000%, 10/30/20 ^	6,229
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
17,543	VAR, 5.414%, 06/30/17	17,560
9,116	VAR, 5.414%, 06/30/17	9,125
3,841	VAR, 5.414%, 06/30/17	3,845
3,649	Multi Packaging Solutions, Inc., Initial Term Loan, VAR, 4.250%, 08/17/20	3,659
9,700	Pacific Industrial Services BidCo Pty Ltd., Term B Loan, VAR, 5.000%, 10/02/18	9,803
12,385	Sourcehov LLC, 1st Lien Term Loan, VAR, 5.250%, 04/30/18	12,447
1,846	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	1,863
6,350	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	6,390
5,000	Triple Point Group Holdings, Inc., 1st Lien Term Loan, VAR, 5.250%, 07/10/20	4,450
6,683	Wastequip, Inc., Term Loan, VAR, 5.500%, 08/09/19	6,692

		85,432

	Construction & Engineering — 0.3%
5,560	SRS Distribution, Inc., Term Loan, VAR, 4.750%, 09/01/19	5,560
6,683	United States Infrastructure Corp., Inc., Term Loan, VAR, 4.750%, 07/10/20	6,708

		12,268

	Electrical Equipment — 0.2%
	Alliance Laundry Systems LLC, 1st Lien Term Loan,
3,001	VAR, 4.250%, 12/10/18	3,009
90	VAR, 4.250%, 12/10/18	90
3,713	WireCo World Group, Inc., Term Loan, VAR, 6.000%, 02/15/17	3,713

		6,812

	Industrial Conglomerates — 0.8%
	Autoparts Holdings Ltd., Term Loan,
1,226	VAR, 6.500%, 07/29/17	1,203
625	VAR, 6.500%, 07/29/17	613
3,837	Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	3,858
9,206	RBS Global, Inc./Rexnord LLC, VAR, 4.000%, 08/21/20	9,202
	WP CPP Holdings LLC, Term Loan,
36	VAR, 4.750%, 12/28/19	36
14,147	VAR, 4.750%, 12/28/19	14,218

		29,130

	Machinery — 2.7%
14,060	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	14,083
4,381	CPM Holdings, Inc., Term Loan, VAR, 6.250%, 08/29/17	4,386
18,414	Edwards Ltd., Term Loan, VAR, 4.500%, 03/26/20	18,415
5,975	Filtration Group Canada Corp., 1st Lien Term Loan, VAR, 11/18/20 ^	6,017
8,975	Gardner Denver, Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	8,928
22,247	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18 ^	22,302
16,439	Rexnord LLC/RBS Global, Inc., Term B Loan, VAR, 4.000%, 08/21/20	16,432
6,816	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	6,842

		97,405

	Marine — 0.9%
2,506	American Petroleum Tankers, Term Loan B, VAR, 4.750%, 10/02/19	2,509
20,470	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	20,716

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Marine — Continued
10,600	State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	10,679

		33,904

	Road & Rail — 0.4%
10,918	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	10,952
	Ozburn-Hessey Logistics LLC, Term Loan,
3,674	VAR, 6.750%, 05/22/19	3,679
9	VAR, 7.750%, 05/22/19	9
	Swift Transportation Co., Term Loan B2,
1,610	VAR, 4.000%, 12/21/17	1,618
184	VAR, 4.000%, 12/21/17	185
92	VAR, 4.000%, 12/21/17	92

		16,535

	Trading Companies & Distributors — 0.4%
14,440	MRC Global Inc., Term Loan B, VAR, 11/11/19 ^	14,544

	Total Industrials	404,845

Information Technology — 8.6%
	Communications Equipment — 1.9%
29,943	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	30,186
5,174	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	5,143
10,214	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17	9,779
24,119	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	24,008

		69,116

	Computers & Peripherals — 0.5%
19,268	MEI, Inc., 1st Lien Term Loan, VAR, 5.000%, 08/21/20	19,316

	Electronic Equipment, Instruments & Components — 0.7%
24,616	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	24,493

	Internet Software & Services — 0.8%
27,565	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/16/18	27,599

	IT Services — 1.6%
14,914	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.416%, 05/09/17	14,974
10,935	First Data Corp., 2017 New Dollar Term Loan, VAR, 4.167%, 03/24/17	10,958
12,500	First Data Corp., Extended 2018 Dollar, Term Loan, VAR, 4.166%, 03/23/18	12,525
16,904	First Data Corp., Term Loan, VAR, 4.166%, 09/24/18	16,941
3,375	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	3,400
53	Transaction Network Services, Inc., Term Loan B, VAR, 5.000%, 02/14/20 ^	53

		58,851

	Semiconductors & Semiconductor Equipment — 1.3%
25,830	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	26,097
15,000	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	15,155
8,156	ON Semiconductor Corp., Term Loan, VAR, 1.998%, 01/02/18	8,034

		49,286

	Software — 1.8%
9,700	Activision Blizzard, Inc., Term Loan, VAR, 3.250%, 10/12/20	9,721
12,737	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	12,880
EUR 4,000	BMC Software, Inc., EUR Term Loan, VAR, 5.500%, 09/10/20	5,474
12,024	BMC Software, Initial U.S. Term Loan, VAR, 5.000%, 09/10/20	12,084
	Emdeon, Inc., Term B-2 Loan,
7,948	VAR, 3.750%, 11/02/18	7,972
1,857	VAR, 3.750%, 11/02/18	1,863
423	VAR, 3.750%, 11/02/18	424
289	VAR, 3.750%, 11/02/18	290
2,941	VAR, 3.750%, 11/02/18	2,950
2,639	Flexera Software, Term Loan B, VAR, 5.000%, 03/13/19	2,648
6,197	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	6,253
3,176	Southern Graphic Systems, Inc., Term Loan, VAR, 4.250%, 10/17/19	3,181

		65,740

	Total Information Technology	314,401

Materials — 5.5%
	Chemicals — 1.6%
2,905	AI Chem & Cy U.S. Acquico, Inc., 2nd Lien Term Loan, VAR, 8.250%, 04/03/20	2,985
5,006	AI Chem & Cy U.S. Acquico, Inc., Tranche B-1 Term Loan, VAR, 4.501%, 10/04/19	5,025

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Chemicals — Continued
2,598	AI Chem & Cy U.S. Acquico, Inc., Tranche B-2 Term Loan, VAR, 4.502%, 10/04/19	2,607
7,875	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	7,924
8,375	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	8,435
12,011	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19 ^	12,041
	Tronox Ltd., Term Loan,
9,333	VAR, 4.500%, 03/19/20	9,436
10,617	VAR, 4.500%, 03/19/20	10,734

		59,187

	Construction Materials — 0.8%
26,761	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	26,866
893	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	915

		27,781

	Containers & Packaging — 0.5%
6,905	Berlin Packaging LLC, 1st Lien Term Loan, VAR, 4.750%, 04/02/19	6,974
	Berry Plastics Corp., Term Loan D,
16	VAR, 3.500%, 02/08/20	16
6,369	VAR, 3.500%, 02/08/20	6,349
5,712	BWAY Holding Co., Term Loan, VAR, 4.500%, 08/06/17	5,742

		19,081

	Metals & Mining — 1.7%
	Bowie Resource Partners LLC, 1st Lien Term Loan,
20	VAR, 6.750%, 08/16/20	20
1,580	VAR, 6.750%, 08/16/20	1,588
11,100	Fairmount Minerals Ltd., Tranche Term B-2 Loan, VAR, 5.000%, 09/05/19	11,197
2,273	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	2,281
17,625	FMG Resources August 2006 Pty Ltd., Term Loan B, VAR, 07/01/19 ^	17,779
	Murray Energy Corp., Term Loan B,
15,525	VAR, 12/15/19 ^	15,627
10,808	VAR, 4.750%, 05/24/19	10,862
4,315	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	4,024

		63,378

	Paper & Forest Products — 0.9%
	Appvion, Inc., 1st Lien Term Loan,
8,318	VAR, 5.750%, 06/28/19	8,339
1,134	VAR, 5.750%, 06/28/19	1,137
24	VAR, 6.750%, 06/28/19	24
17,947	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.500%, 08/28/20 ^	17,857
4,665	Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18	4,672

		32,029

	Total Materials	201,456

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.1%
	Altice Financing S.A., Term Loan,
9,020	VAR, 5.500%, 07/02/19	9,076
1,419	VAR, 5.500%, 07/02/19	1,428
1,219	VAR, 5.500%, 07/02/19	1,226
2,343	VAR, 5.500%, 07/02/19	2,358
	Cincinnati Bell, Inc., Tranche B Term Loan,
5,167	VAR, 4.000%, 09/10/20	5,166
5,167	VAR, 4.000%, 09/10/20	5,167
5,167	VAR, 4.000%, 09/10/20	5,167
	Integra Telecom Holdings, Inc., Term Loan,
1,512	VAR, 5.250%, 02/22/19	1,526
1,497	VAR, 5.250%, 02/22/19	1,511
13,917	Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	14,001
8,500	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	8,476
21,965	Virgin Media, Term Loan B, VAR, 3.500%, 06/07/20 ^	21,964
1,000	Zayo Group LLC, Term Loan, VAR, 07/02/19 ^	999

		78,065

	Wireless Telecommunication Services — 1.3%
11,113	Cricket Communications, Inc., Term Loan, (Germany), VAR, 4.750%, 10/10/19 ^	11,150
14,378	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	14,432
6,719	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	6,735
14,207	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	14,296

		46,613

	Total Telecommunication Services	124,678

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
Utilities — 3.6%
	Electric Utilities — 0.8%
4,988	Calpine Construction Finance Co./CCFC Finance Corp., Term B-2 Loan, VAR, 3.250%, 01/31/22	4,940
12,053	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,083
10,755	La Frontera Generation LLC, Term Loan, VAR, 4.500%, 09/30/20	10,858
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
312	VAR, 4.668%, 10/10/17	215
821	VAR, 4.739%, 10/10/17	568
1,367	VAR, 4.739%, 10/10/17	946

		29,610

	Gas Utilities — 0.2%
	Ruby Western Pipeline Holdings LLC, Term Loan,
1,152	VAR, 3.500%, 03/27/20	1,155
7,886	VAR, 3.500%, 03/27/20	7,909

		9,064

	Independent Power Producers & Energy Traders — 2.4%
32,568	Calpine Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	32,218
	Calpine Corp., Term Loan,
6,475	VAR, 10/21/20 ^	6,513
4,401	VAR, 4.000%, 10/09/19	4,425
16,465	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	16,482
26,865	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	26,809

		86,447

	Multi-Utilities — 0.2%
8,264	EFS Cogen Holdings I LLC, Term Loan, VAR, 10/16/19 ^	8,264

	Total Utilities	133,385

	Total Loan Assignments (Cost $2,764,186)	2,782,993

SHARES
Short-Term Investment — 8.1%
	Investment Company — 8.1%
298,275	JPMorgan Prime Money Market Fund, Institutional Class Shares, , 0.010% (b) (l) (Cost $298,275)	298,275

	Total Investments — 105.4% (Cost $3,823,824)	3,857,183
	Liabilities in Excess of Other Assets — (5.4)%	(196,860)

	NET ASSETS — 100.0%	$3,660,323

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,995,000	EUR	Morgan Stanley	12/20/13	18,901	19,016	(115)
8,471,000	GBP	State Street Corp.	12/20/13	13,637	13,860	(223)
30,271,000	NOK	State Street Corp.	12/20/13	4,967	4,937	30

				37,505	37,813	(308)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.
^	—	All or a portion of the security is unsettled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	42,844
Aggregate gross unrealized depreciation	(9,485)

Net unrealized appreciation/depreciation	33,359

Federal income tax cost of investments	3,823,824

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”),

and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$117,101	$—	$117,101
Consumer Staples	—	42,704	—	42,704
Energy	—	116,368	—	116,368
Financials	—	85,344	—	85,344
Health Care	—	63,708	—	63,708
Industrials	—	64,680	13,312	77,992
Information Technology	—	19,764	—	19,764
Materials	—	110,182	—	110,182
Telecommunication Services	—	80,917	—	80,917
Utilities	—	24,271	—	24,271

Total Corporate Bonds	—	725,039	13,312	738,351

Preferred Securities
Financials	—	18,087	—	18,087
Preferred Stock
Financials	—	19,477	—	19,477
Loan Assignments
Consumer Discretionary	—	802,953	4,021	806,974
Consumer Staples	—	333,204	—	333,204
Energy	—	168,859	—	168,859
Financials	—	123,128	—	123,128
Health Care	—	172,063	—	172,063
Industrials	—	404,845	—	404,845
Information Technology	—	314,401	—	314,401
Materials	—	201,456	—	201,456
Telecommunication Services	—	124,678	—	124,678
Utilities	—	133,385	—	133,385

Total Loan Assignments	—	2,778,972	4,021	2,782,993

Short-Term Investment
Investment Company	298,275	—	—	298,275

Total Investments in Securities	$298,275	$3,541,575	$17,333	$3,857,183

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$30	$—	$30

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(338)	$—	$(338)

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

There were no transfers between Levels 1 and 2 during the three months ended November 30, 2013.

JPMorgan Floating Rate Income Fund	Balance as of 08/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Corporate Bonds - Industrials	$10,384	$—	$117	$(14)	$3,078	$(253)	$—	$—	$13,312
Loan Assignments - Consumer Discretionary	3,975	32	41	5	—	(32)	—	—	4,021

Total	$14,359	$32	$158	$(9)	$3,078	$(285)	$—	$—	$17,333

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $158,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.7%
	Italy — 0.4%
EUR 104	Atlante Finance Srl, Series 1, Class A, Reg. S., VAR, 0.415%, 07/29/47 (m)	138
EUR 117	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S., VAR, 0.374%, 03/14/23 (m)	158

		296

	United States — 7.3%
193	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.666%, 07/25/33	175
141	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.741%, 04/25/34	127
	Argent Securities, Inc.,
161	Series 2004-W3, Class A3, VAR, 0.986%, 02/25/34	147
160	Series 2003-W7, Class M2, VAR, 2.791%, 03/25/34	145
100	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	105
	Countrywide Asset-Backed Certificates,
319	Series 2004-2, Class M1, VAR, 0.916%, 05/25/34	293
153	Series 2004-BC1, Class M3, VAR, 2.266%, 10/25/33	115
400	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.556%, 05/25/35	377
100	Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	101
130	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.096%, 07/25/34	121
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	326
86	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.066%, 12/25/34	80
193	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (i)	193
319	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.141%, 07/25/34	270
110	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.896%, 10/25/33	107
153	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.141%, 04/25/33	127
340	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 0.726%, 01/25/36	313
441	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.066%, 10/25/34	406
156	RASC Trust, Series 2005-KS2, Class M1, VAR, 0.811%, 03/25/35	140
431	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.066%, 12/26/34	371
	Structured Asset Investment Loan Trust,
292	Series 2003-BC10, Class A4, VAR, 1.166%, 10/25/33	274
125	Series 2003-BC3, Class M1, VAR, 1.591%, 04/25/33	121
	Vericrest Opportunity Loan Transferee,
130	Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	124
250	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	244

		4,802

	Total Asset-Backed Securities (Cost $4,960)	5,098

Collateralized Mortgage Obligations — 8.1%
Agency CMO — 6.2%
	United States — 6.2%
	Federal Home Loan Mortgage Corp. REMIC
500	Series 3736, Class QB, 4.000%, 05/15/37	537
463	Series 3110, Class SL, IF, IO, 5.982%, 02/15/26	63
1,195	Series 4097, Class PS, IF, IO, 5.982%, 06/15/42	237
930	Series 4150, Class SP, IF, IO, 5.982%, 01/15/43	204
469	Series 4056, Class BI, IO, 3.000%, 05/15/27	61
525	Series 4136, Class IN, IO, 3.000%, 11/15/27	65
488	Series 4146, Class AI, IO, 3.000%, 12/15/27	60
3,448	Series 3775, Class LI, IO, 3.500%, 12/15/20	272

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States — Continued
1,569	Series 4030, Class IL, IO, 3.500%, 04/15/27	193
1,228	Series 4215, Class LI, IO, 3.500%, 07/15/41	247
	Federal National Mortgage Association REMIC
337	Series 2005-13, Class SQ, IF, IO, 5.934%, 03/25/35	54
460	Series 2013-2, Class CS, IF, IO, 5.984%, 02/25/43	96
427	Series 2012-38, Class AS, IF, IO, 6.284%, 04/25/42	101
409	Series 2012-93, Class ES, IF, IO, 6.584%, 02/25/41	88
485	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	62
545	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	71
497	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	65
450	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	59
455	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	58
327	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	42
553	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	75
646	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	85
2,505	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	345
558	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	72
2,510	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	346
478	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	69
514	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	74
550	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	81
546	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	78
1,673	Federal National Mortgage Association STRIPS, Series 409, Class 23, IO, 3.500%, 04/25/27	224

		4,084

Non-Agency CMO — 1.9%
	Italy — 0.2%
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S., VAR, 0.429%, 10/30/33 (m)	141

	Spain — 0.4%
EUR 201	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.535%, 09/30/32 (m)	262

	United States — 1.3%
139	Alternative Loan Trust, Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	135
150	Banc of America Mortgage Trust, Series 2005-9, Class 1A6, 5.500%, 10/25/35	150
306	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.711%, 02/25/37	305
92	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	89
199	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A5, 5.250%, 03/25/37	205

		884

		1,287

	Total Collateralized Mortgage Obligations (Cost $5,278)	5,371

Commercial Mortgage-Backed Securities — 3.5%
	Ireland — 0.6%
EUR 135	Fleet Street Finance Three plc, Series 3, Class A1, Reg. S., VAR, 0.412%, 10/25/16 (m)	181
EUR 168	Talisman-7 Finance Ltd., Series 7, Class A, Reg. S., VAR, 0.427%, 04/22/17 (m)	226

		407

	United States — 2.9%
250	Banc of America Commercial Mortgage Trust, Series 2006-2, Class AJ, VAR, 5.958%, 05/10/45	262
100	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	100
	Bear Stearns Commercial Mortgage Securities Trust,
105	Series 2006-PW14, Class AM, 5.243%, 12/11/38	115

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
	United States — Continued
250	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	244
100	Series 2007-PW16, Class AJ, VAR, 5.898%, 06/11/40	94
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 5.716%, 06/10/36 (e)	100
100	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	98
125	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	123
	Morgan Stanley Capital I Trust,
94	Series 2006-HQ8, Class AJ, VAR, 5.678%, 03/12/44	96
300	Series 2006-T23, Class C, VAR, 5.986%, 08/12/41 (e)	295
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.414%, 10/15/44 (e)	98
250	Series 2007-C34, Class AJ, VAR, 6.166%, 05/15/46	255

		1,880

	Total Commercial Mortgage-Backed Securities (Cost $2,246)	2,287

Convertible Bonds — 3.1%
	United Kingdom — 0.3%
200	Billion Express Investments Ltd., Reg. S., 0.750%, 10/18/15	209

	United States — 2.8%
60	Blucora, Inc., 4.250%, 04/01/19 (e)	89
40	Chesapeake Energy Corp., 2.750%, 11/15/35	42
225	Dealertrack Technologies, Inc., 1.500%, 03/15/17	284
140	Equinix, Inc., 3.000%, 10/15/14	200
85	General Cable Corp., SUB, 5.000%, 11/15/29	91
110	Griffon Corp., 4.000%, 01/15/17 (e)	128
80	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	110
190	Intel Corp., 2.950%, 12/15/35	206
25	Ixia, 3.000%, 12/15/15	27
60	Jarden Corp., 1.875%, 09/15/18 (e)	79
55	MGM Resorts International, 4.250%, 04/15/15	67
105	Terex Corp., 4.000%, 06/01/15	239
180	TIBCO Software, Inc., 2.250%, 05/01/32	180
40	TRW Automotive, Inc., 3.500%, 12/01/15	106

		1,848

	Total Convertible Bonds (Cost $1,969)	2,057

Corporate Bonds — 59.1%
	Australia — 0.3%
10	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	11
	FMG Resources August 2006 Pty Ltd.,
50	6.875%, 02/01/18 (e)	53
75	6.875%, 04/01/22 (e)	81
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	36

		181

	Austria — 0.7%
480	JBS Investments GmbH, 7.750%, 10/28/20 (e) (m)	484

	Bahamas — 0.0% (g)
5	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (e)	5

	Bermuda — 0.7%
200	Aircastle Ltd., 7.625%, 04/15/20	226
6	MISA Investments Ltd., PIK, 9.375%, 08/15/18 (e)	6
200	Seadrill Ltd., 6.125%, 09/15/20 (e)	200

		432

	Canada — 1.1%
50	Ainsworth Lumber Co., Ltd., 7.500%, 12/15/17 (e)	54
25	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	26
42	FQM Akubra, Inc., 8.750%, 06/01/20 (e)	46
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	25
20	KGHM International Ltd., 7.750%, 06/15/19 (e)	21

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Canada — Continued
50	Masonite International Corp., 8.250%, 04/15/21 (e)	55
15	Mattamy Group Corp., 6.500%, 11/15/20 (e)	15
20	New Gold, Inc., 6.250%, 11/15/22 (e)	19
25	Novelis, Inc., 8.750%, 12/15/20	28
420	Pacific Rubiales Energy Corp., 5.375%, 01/26/19 (e) (m)	420
20	Taseko Mines Ltd., 7.750%, 04/15/19	20

		729

	Cayman Islands — 1.6%
450	Alliance Global Group, Inc., 6.500%, 08/18/17 (m)	472
400	Kaisa Group Holdings Ltd., Reg. S., 8.875%, 03/19/18 (m)	409
150	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	164

		1,045

	Chile — 0.6%
400	AES Gener S.A., Reg. S., 5.250%, 08/15/21 (m)	406

	Colombia — 0.6%
400	Ecopetrol S.A., 5.875%, 09/18/23 (m)	423

	Croatia — 1.1%
EUR 200	Agrokor dd, Reg. S., 9.125%, 02/01/20 (m)	301
400	Hrvatska Elektroprivreda, Reg. S., 6.000%, 11/09/17 (m)	406

		707

	Denmark — 0.5%
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21 (m)	329

	France — 2.1%
EUR 100	AXA S.A., Reg. S., VAR, 5.125%, 07/04/43 (m)	145
EUR 200	BNP Paribas S.A., Reg. S., VAR, 7.781%, 07/02/18 (m)	315
	BPCE S.A.,
220	5.700%, 10/22/23 (e) (m)	227
EUR 200	VAR, 9.000%, 03/17/15 (m)	288
EUR 200	Rexel S.A., Reg. S., 5.125%, 06/15/20 (m)	288
EUR 100	Societe Generale S.A., VAR, 6.999%, 12/19/17 (m)	147

		1,410

	Germany — 2.2%
EUR 100	Kabel Deutschland Vertrieb und Service GmbH, Reg. S., 6.500%, 06/29/18 (m)	144
EUR 180	Orion Engineered Carbons Bondco GmbH, Reg. S., 10.000%, 06/15/18 (m)	271
EUR 200	Techem GmbH, Reg. S., 6.125%, 10/01/19 (m)	295
EUR 200	Trionista Holdco GmbH, Reg. S., 5.000%, 04/30/20 (m)	276
EUR 300	Unitymedia KabelBW GmbH, Reg. S., 9.500%, 03/15/21 (m)	472

		1,458

	Ireland — 1.6%
EUR 300	Ardagh Packaging Finance plc, Reg. S., 9.250%, 10/15/20 (m)	442
EUR 100	Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S., VAR, 6.625%, 09/01/42 (m)	166
EUR 300	Smurfit Kappa Acquisitions, Reg. S., 5.125%, 09/15/18 (m)	442

		1,050

	Luxembourg — 6.2%
	ArcelorMittal,
50	5.111%, 02/25/17	53
150	6.750%, 02/25/22	163
50	10.350%, 06/01/19	63
45	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	46
EUR 300	Capsugel FinanceCo S.C.A., Reg. S., 9.875%, 08/01/19 (m)	456
100	Capsugel S.A., PIK, 7.750%, 05/15/19 (e)	102
EUR 200	Fiat Industrial Finance Europe S.A., Reg. S., 6.250%, 03/09/18 (m)	309
EUR 200	Geo Debt Finance S.C.A., Reg. S., 7.500%, 08/01/18 (m)	289
EUR 150	HeidelbergCement Finance Luxembourg S.A., Reg. S., 9.500%, 12/15/18 (m)	265
130	Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	133
	Intelsat Luxembourg S.A.,
5	6.750%, 06/01/18 (e)	5
100	7.750%, 06/01/21 (e)	105
5	8.125%, 06/01/23 (e)	5
EUR 200	Matterhorn Mobile Holdings S.A., Reg. S., 8.250%, 02/15/20 (m)	296
260	Millicom International Cellular S.A., 6.625%, 10/15/21 (e) (m)	265

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Luxembourg — Continued
40	NII International Telecom S.C.A., 7.875%, 08/15/19 (e)	29
EUR 200	Ontex IV S.A., Reg. S., 7.500%, 04/15/18 (m)	286
400	Russian Agricultural Bank OJSC Via RSHB Capital S.A., 5.100%, 07/25/18 (e) (m)	408
EUR 200	Spie BondCo 3 SCA, Reg. S., 11.000%, 08/15/19 (m)	308
114	Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.750%, 10/15/21 (e)	119
39	Telecom Italia Capital S.A., 7.721%, 06/04/38 (m)	37
EUR 200	Telenet Finance V Luxembourg S.C.A., Reg. S., 6.250%, 08/15/22 (m)	287
75	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	77

		4,106

	Mexico — 1.4%
400	Cemex S.A.B. de C.V., 7.250%, 01/15/21 (e) (m)	406
300	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e) (m)	276
200	Sigma Alimentos S.A. de C.V., Reg. S., 6.875%, 12/16/19 (m)	226

		908

	Netherlands — 1.5%
GBP 100	Enel Finance International NV, Reg. S., 5.750%, 09/14/40 (m)	153
EUR 200	Schaeffler Finance B.V., Reg. S., 7.750%, 02/15/17 (m)	311
EUR 200	Telefonica Europe B.V., Reg. S., VAR, 6.500%, 12/31/49 (m)	289
EUR 150	UPC Holding B.V., Reg. S., 6.375%, 09/15/22 (m)	207

		960

	Norway — 0.0% (g)
10	World Wide Supply A.S., Reg. S., 7.750%, 05/26/17 (e)	10

	South Africa — 0.4%
EUR 179	Foodcorp Pty Ltd., Reg. S., 8.750%, 03/01/18 (m)	267

	Sweden — 0.5%
EUR 200	Eileme 2 AB, Reg. S., 11.750%, 01/31/20 (m)	329

	Switzerland — 1.1%
200	Credit Suisse AG, 6.500%, 08/08/23 (e) (m)	211
	UBS AG,
250	Reg. S., VAR, 4.750%, 05/22/23 (m)	248
EUR 220	VAR, 4.280%, 04/15/15 (m)	301

		760

	United Kingdom — 6.9%
200	Barclays Bank plc, 7.625%, 11/21/22 (m)	210
GBP 200	Boparan Finance plc, Reg. S., 9.875%, 04/30/18 (m)	360
EUR 200	EC Finance plc, Reg. S., 9.750%, 08/01/17 (m)	297
410	Fresnillo plc, 5.500%, 11/13/23 (e) (m)	403
GBP 180	HBOS Capital Funding LP, VAR, 6.461%, 12/31/49 (m)	298
400	Ineos Finance plc, 8.375%, 02/15/19 (e)	445
EUR 175	Lloyds TSB Bank plc, Reg. S., VAR, 11.875%, 12/16/21 (m)	295
GBP 200	Lowell Group Financing plc, Reg. S., 10.750%, 04/01/19 (m)	370
GBP 200	NGG Finance plc, Reg. S., VAR, 5.625%, 06/18/73 (m)	330
GBP 200	Priory Group No. 3 plc, Reg. S., 8.875%, 02/15/19 (m)	334
140	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	143
GBP 233	Standard Life plc, VAR, 6.750%, 07/12/27 (m)	419
400	Star Energy Geothermal Wayang Windu Ltd., Reg. S., 6.125%, 03/27/20 (m)	371
GBP 150	Virgin Media Finance plc, 8.875%, 10/15/19 (m)	266

		4,541

	United States — 28.0%
15	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	13
10	ADT Corp. (The), 6.250%, 10/15/21 (e)	10
11	Advanced Micro Devices, Inc., 7.500%, 08/15/22	11
30	AK Steel Corp., 8.750%, 12/01/18	33
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	13
25	Aleris International, Inc., 7.875%, 11/01/20	27
8	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	8
240	Ally Financial, Inc., 8.000%, 12/31/18	286

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
445	American International Group, Inc., 6.250%, 03/15/37 (m)	445
15	Amkor Technology, Inc., 6.375%, 10/01/22	15
25	Arch Coal, Inc., 8.750%, 08/01/16	26
	Audatex North America, Inc.,
7	6.000%, 06/15/21 (e)	8
9	6.125%, 11/01/23 (e)	9
	Avaya, Inc.,
60	7.000%, 04/01/19 (e)	58
16	10.500%, 03/01/21 (e)	15
35	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20	41
115	B/E Aerospace, Inc., 6.875%, 10/01/20	126
25	Basic Energy Services, Inc., 7.750%, 02/15/19	26
50	Bill Barrett Corp., 7.000%, 10/15/22	51
5	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	5
400	Biomet, Inc., 6.500%, 08/01/20	424
5	Boise Cascade Co., 6.375%, 11/01/20	5
125	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	137
65	Cablevision Systems Corp., 8.000%, 04/15/20	72
	Caesars Entertainment Operating Co., Inc.,
500	8.500%, 02/15/20	481
50	9.000%, 02/15/20	49
125	11.250%, 06/01/17	127
50	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	51
20	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 01/15/22 (e)	20
60	Casella Waste Systems, Inc., 7.750%, 02/15/19	61
200	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	203
	CCO Holdings LLC/CCO Holdings Capital Corp.,
155	6.500%, 04/30/21	162
300	7.375%, 06/01/20	326
15	8.125%, 04/30/20	16
200	Cemex Finance LLC, 9.375%, 10/12/22 (e)	221
6	CenturyLink, Inc., 6.750%, 12/01/23	6
35	Cenveo Corp., 8.875%, 02/01/18	35
65	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	65
600	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	682
5	Cincinnati Bell, Inc., 8.750%, 03/15/18	5
	CIT Group, Inc.,
115	5.000%, 08/15/22	114
40	5.250%, 03/15/18	43
85	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	93
125	Claire’s Stores, Inc., 8.875%, 03/15/19	137
200	Clear Channel Communications, Inc., 9.000%, 12/15/19	204
	Clear Channel Worldwide Holdings, Inc.,
65	Series B, 6.500%, 11/15/22	67
115	Series B, 7.625%, 03/15/20	122
10	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	11
30	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	28
27	Coeur Mining, Inc., 7.875%, 02/01/21	27
10	Columbus McKinnon Corp., 7.875%, 02/01/19	11
25	Commercial Metals Co., 7.350%, 08/15/18	28
50	Comstock Resources, Inc., 9.500%, 06/15/20	56
50	CONSOL Energy, Inc., 8.250%, 04/01/20	54
146	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22 (m)	160
115	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	122
61	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22 (e)	62
20	Crown Castle International Corp., 5.250%, 01/15/23	20
70	DCP Midstream LLC, VAR, 5.850%, 05/21/43 (e) (m)	65
250	Del Monte Corp., 7.625%, 02/15/19	260
66	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	65
5	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	5
	DISH DBS Corp.,
95	5.000%, 03/15/23	90
525	6.750%, 06/01/21	566
10	7.875%, 09/01/19	12

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
200	DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18	219
4	DuPont Fabros Technology LP, 5.875%, 09/15/21 (e)	4
25	E*TRADE Financial Corp., 6.750%, 06/01/16	27
75	Embarq Corp., 7.995%, 06/01/36	76
75	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)	79
45	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 01/15/22 (e)	46
	First Data Corp.,
295	6.750%, 11/01/20 (e)	309
50	7.375%, 06/15/19 (e)	54
62	8.250%, 01/15/21 (e)	66
25	11.750%, 08/15/21 (e)	26
30	12.625%, 01/15/21	35
250	PIK, 10.000%, 01/15/22 (e)	268
12	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	12
45	Frontier Communications Corp., 9.250%, 07/01/21	53
300	GCI, Inc., 8.625%, 11/15/19	319
315	General Electric Capital Corp., VAR, 6.375%, 11/15/67 (m)	342
45	General Motors Co., 6.250%, 10/02/43 (e) (m)	46
125	GenOn Energy, Inc., 9.875%, 10/15/20	140
25	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	26
	Goodyear Tire & Rubber Co. (The),
100	7.000%, 05/15/22	108
17	8.250%, 08/15/20	19
25	Gray Television, Inc., 7.500%, 10/01/20 (e)	26
100	Halcon Resources Corp., 9.250%, 02/15/22 (e)	102
25	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	25
400	HCA, Inc., 7.500%, 02/15/22	445
10	HD Supply, Inc., 8.125%, 04/15/19	11
35	Hecla Mining Co., 6.875%, 05/01/21 (e)	34
	Hertz Corp. (The),
25	6.750%, 04/15/19	27
20	7.375%, 01/15/21	22
15	HT Intermediate Holdings Corp., PIK, 0.000%, 05/15/19 (e)	15
100	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	106
250	ING US, Inc., VAR, 5.650%, 05/15/53 (m)	244
170	International Lease Finance Corp., 5.875%, 08/15/22	175
70	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	74
200	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	170
15	Iron Mountain, Inc., 5.750%, 08/15/24	14
25	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	27
50	J. Crew Group, Inc., 8.125%, 03/01/19	53
15	Jarden Corp., 7.500%, 05/01/17	17
	JBS USA LLC/JBS USA Finance, Inc.,
122	7.250%, 06/01/21 (e)	127
10	8.250%, 02/01/20 (e)	11
	K. Hovnanian Enterprises, Inc.,
25	7.250%, 10/15/20 (e)	27
5	9.125%, 11/15/20 (e)	5
50	Lamar Media Corp., 5.875%, 02/01/22	52
25	Lennar Corp., Series B, 12.250%, 06/01/17	32
105	Level 3 Communications, Inc., 11.875%, 02/01/19	122
	Level 3 Financing, Inc.,
200	8.125%, 07/01/19	219
150	9.375%, 04/01/19	168
5	VAR, 3.835%, 01/15/18 (e)	5
25	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	25
50	LSB Industries, Inc., 7.750%, 08/01/19 (e)	52
5	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	6
25	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	27
4	Meritage Homes Corp., 7.150%, 04/15/20 (e)	4
435	MetLife, Inc., 6.400%, 12/15/36 (m)	446
27	MetroPCS Wireless, Inc., 6.625%, 04/01/23 (e)	28
	MGM Resorts International,
50	6.750%, 10/01/20	54
75	7.750%, 03/15/22	83
75	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	82

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
10	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11
50	MPH Intermediate Holding Co. 2, PIK, 9.125%, 08/01/18 (e)	52
100	Mustang Merger Corp., 8.500%, 08/15/21 (e)	105
325	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	348
34	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	34
39	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	42
	New Albertsons, Inc.,
25	7.450%, 08/01/29	20
25	8.700%, 05/01/30	22
50	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	53
10	NII Capital Corp., 7.625%, 04/01/21	4
5	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	5
30	PAETEC Holding Corp., 9.875%, 12/01/18	34
50	Parker Drilling Co., 7.500%, 08/01/20 (e)	53
100	Peabody Energy Corp., 6.250%, 11/15/21	102
160	Pilgrim’s Pride Corp., 7.875%, 12/15/18	174
3	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	3
7	Post Holdings, Inc., 6.750%, 12/01/21 (e)	7
235	Prudential Financial, Inc., VAR, 5.875%, 09/15/42 (m)	237
	Qwest Capital Funding, Inc.,
4	6.875%, 07/15/28	4
11	7.750%, 02/15/31	10
75	Radio Systems Corp., 8.375%, 11/01/19 (e)	82
50	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	52
25	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	25
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
100	7.875%, 08/15/19	111
500	9.000%, 04/15/19	535
100	9.875%, 08/15/19	111
50	Rite Aid Corp., 8.000%, 08/15/20	56
17	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	19
15	RR Donnelley & Sons Co., 6.500%, 11/15/23	15
50	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	52
250	Sabre, Inc., 8.500%, 05/15/19 (e)	277
50	Samson Investment Co., 10.500%, 02/15/20 (e)	54
	Sealed Air Corp.,
50	8.125%, 09/15/19 (e)	56
200	8.375%, 09/15/21 (e)	229
25	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	25
26	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	28
65	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	70
25	SESI LLC, 6.375%, 05/01/19	27
27	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	29
	Sitel LLC/Sitel Finance Corp.,
52	11.000%, 08/01/17 (e)	56
33	11.500%, 04/01/18	28
50	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	49
525	Sprint Capital Corp., 8.750%, 03/15/32	564
	Sprint Communications, Inc.,
40	7.000%, 03/01/20 (e)	44
52	7.000%, 08/15/20	56
	Sprint Corp.,
22	7.250%, 09/15/21 (e)	24
52	7.875%, 09/15/23 (e)	57
30	Standard Pacific Corp., 8.375%, 01/15/21	35
31	Station Casinos LLC, 7.500%, 03/01/21	33
25	Steel Dynamics, Inc., 7.625%, 03/15/20	27
118	Sun Merger Sub, Inc., 5.250%, 08/01/18 (e)	123
20	SunGard Data Systems, Inc., 6.625%, 11/01/19	21
75	Swift Energy Co., 7.875%, 03/01/22	75
50	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	50
10	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21 (e)	10
15	Teekay Corp., 8.500%, 01/15/20	16
350	Tenet Healthcare Corp., 8.000%, 08/01/20	382

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18 (e)	4
5	6.125%, 01/15/22	5
3	6.464%, 04/28/19	3
15	6.633%, 04/28/21	16
98	6.731%, 04/28/22	102
3	6.836%, 04/28/23	3
25	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	27
50	Tronox Finance LLC, 6.375%, 08/15/20	50
15	tw telecom holdings, Inc., 6.375%, 09/01/23 (e)	16
10	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	10
200	UCI International, Inc., 8.625%, 02/15/19	202
	United Rentals North America, Inc.,
250	8.250%, 02/01/21	284
6	9.250%, 12/15/19	7
5	USG Corp., 5.875%, 11/01/21 (e)	5
500	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20 (e)	536
23	VWR Funding, Inc., 7.250%, 09/15/17	25
10	WCI Communities, Inc., 6.875%, 08/15/21 (e)	10
	Windstream Corp.,
35	7.750%, 10/15/20	38
5	7.750%, 10/01/21 (e)	5
15	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	16
60	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	69

		18,488

	Total Corporate Bonds (Cost $38,307)	39,028

Foreign Government Securities — 9.4%
	Brazil — 1.0%
BRL 1,500	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (m)	632

	France — 3.5%
EUR 1,707	Government of France, 0.250%, 11/25/15 (m)	2,320

	Hungary — 0.6%
370	Republic of Hungary, 5.750%, 11/22/23 (m)	365

	Mexico — 0.9%
MXN 6,000	United Mexican States, 10.000%, 12/05/24 (m)	597

	Nigeria — 0.2%
NGN 32,500	Government of Nigeria, 10.000%, 07/23/30 (m)	162

	Russia — 1.6%
	Russian Federation,
400	4.875%, 09/16/23 (e) (m)	409
RUB 21,380	7.600%, 07/20/22 (m)	648

		1,057

	South Africa — 0.6%
400	South Africa Government International Bond, 5.875%, 09/16/25 (m)	416

	Turkey — 1.0%
TRY 1,582	Republic of Turkey, 7.100%, 03/08/23 (m)	682

	Total Foreign Government Securities (Cost $6,346)	6,231

Loan Assignments — 2.6%
	United States — 2.6%
100	Albertsons LLC, Term B-2 Loan, VAR, 03/21/19 ^	100
	Alliance Healthcare Services, Inc., Term Loan,
22	VAR, 4.250%, 06/03/19 ^	22
20	VAR, 4.250%, 06/03/19 ^	20
19	VAR, 4.250%, 06/03/19 ^	19
18	VAR, 4.250%, 06/03/19 ^	18
16	VAR, 4.250%, 06/03/19 ^	16
14	VAR, 4.250%, 06/03/19 ^	13
5	VAR, 4.250%, 06/03/19 ^	5
5	Ascensus, Inc., 2nd Lien Term Loan, VAR, 11/15/20 ^	5
75	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	76
50	Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16	48
30	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.500%, 08/28/20 ^	30

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
		United States — Continued
9		Continental Building Products, Inc., Closing Date Loan, VAR, 8.500%, 02/26/21 ^	9
23		EFS Cogen Holdings I LLC, Term Loan, VAR, 10/16/19 ^	23
25		Fairmount Minerals Ltd., Tranche Term B-2 Loan, VAR, 5.000%, 09/05/19	25
90		H. J. Heinz Co., Term B-2 Loan, VAR, 06/05/20 ^	91
200		inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	198
150		J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18 ^	146
50		McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19 ^	51
31		OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19 ^	31
		Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
150		VAR, 3.250%, 04/29/20 ^	150
—	(h)	VAR, 3.250%, 04/29/20 ^	—	(h)
50		Quikrete Holdings, Inc., Initial Loan, 1st Lien, VAR, 4.000%, 09/28/20	50
25		Quikrete Holdings, Inc., Initial Loan, 2nd Lien, VAR, 7.000%, 03/26/21	26
		R.H. Donnelley, Inc., Exit Term Loan,
9		VAR, 9.750%, 12/31/16 ^	6
10		VAR, 9.750%, 12/31/16 ^	6
60		Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	61
50		Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	51
25		State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	25
175		Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	175
200		Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	195
50		WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	50

		Total Loan Assignments (Cost 1,743)	1,741

Preferred Securities — 0.2% (x)
		United States — 0.2%
50		Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	55
40		Citigroup, Inc., VAR, 5.950%, 01/30/23	38

		Total Preferred Securities (Cost $93)	93

SHARES
Preferred Stocks — 0.1%
		Cayman Islands — 0.1%
—	(h)	XLIT Ltd., Series D, VAR, 3.364%, 10/29/49 (a)	51

		United States — 0.0% (g)
—	(h)	Ally Financial, Inc., 7.000%, 01/02/14 @ (a) (e)	24

		Total Preferred Stocks (Cost $74)	75

Short-Term Investment — 6.8%
		Investment Company — 6.8%
4,492		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $4,492)	4,492

		Total Investments — 100.6% (Cost $65,508)	66,473
		Liabilities in Excess of Other Assets — (0.6)%	(428)

		NET ASSETS — 100.0%	$66,045

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(62)	10 Year U.S. Treasury Note	03/20/14	(7,773)	9
(1)	Long Gilt	03/27/14	(179)	—	(h)

				9

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
335,006	EUR	BNP Paribas	12/17/13	450	455	5

9,650,946	MXN	Barclays Bank plc	12/17/13	732	735	3
8,057,222	MXN	Credit Suisse International	12/17/13	617	613	(4)

9,364,888	RUB	Goldman Sachs International †	12/17/13	292	282	(10)

1,046,739	TRY	Barclays Bank plc	12/17/13	522	517	(5)

5,371,756	ZAR	Barclays Bank plc	12/17/13	535	526	(9)

				3,148	3,128	(20)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,479,934	BRL	HSBC Bank, N.A. †	12/17/13	638	632	6

2,417,832	EUR	Barclays Bank plc	12/17/13	3,276	3,286	(10)
33,694	EUR	Credit Suisse International	12/17/13	46	46	— (h)
69,886	EUR	Deutsche Bank AG	12/17/13	95	95	— (h)
1,530,626	EUR	Merrill Lynch International	12/17/13	2,086	2,080	6
1,313,471	EUR	Morgan Stanley	12/17/13	1,812	1,784	28
4,881,378	EUR	Societe Generale	12/17/13	6,645	6,632	13
450,846	EUR	State Street Corp.	12/17/13	612	613	(1)

212,739	GBP	Barclays Bank plc	12/17/13	340	348	(8)
392,534	GBP	Merrill Lynch International	12/17/13	630	642	(12)
510,305	GBP	State Street Corp.	12/17/13	815	835	(20)
638,348	GBP	TD Bank Financial Group	12/17/13	1,035	1,045	(10)

86,384,519	JPY	Barclays Bank plc	12/17/13	891	843	48
8,427,992	JPY	TD Bank Financial Group	12/17/13	85	82	3
67,757,954	JPY	Westpac Banking Corp.	12/17/13	693	662	31

2,726,588	MXN	Goldman Sachs International	12/17/13	206	208	(2)
8,090,688	MXN	HSBC Bank, N.A.	12/17/13	617	616	1
13,649,452	MXN	Societe Generale	12/17/13	1,031	1,039	(8)
895,034	MXN	Westpac Banking Corp.	12/17/13	67	67	— (h)

18,434,398	RUB	Credit Suisse International †	12/17/13	563	554	9
15,177,149	RUB	Deutsche Bank AG †	12/17/13	467	457	10

1,291,991	TRY	HSBC Bank, N.A.	12/17/13	636	638	(2)
1,179,349	TRY	Societe Generale	12/17/13	587	582	5
442,989	ZAR	Barclays Bank plc	12/17/13	44	43	1

4,928,768	ZAR	Societe Generale	12/17/13	489	483	6

				24,406	24,312	(94)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

Amounts in thousands

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PIK	—	Payment-in-Kind
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
ZAR	—	South African Rand
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.
†	—	Non-deliverable forward.
^	—	All or a portion of the security is unsettled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,332
Aggregate gross unrealized depreciation	(367)

Net unrealized appreciation/depreciation	$965

Federal income tax cost of investments	$65,508

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

Amounts in thousands

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

Amounts in thousands

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Italy	$—	$296	$—	$296
United States	—	353	4,449	4,802

Total Asset-Backed Securities	—	649	4,449	5,098

Collateralized Mortgage Obligations
Agency CMO
United States	—	3,812	272	4,084
Non-Agency CMO
Italy	—	—	141	141
Spain	—	262	—	262
United States	—	884	—	884

Total Collateralized Mortgage Obligations	—	4,958	413	5,371

Commercial Mortgage-Backed Securities
Ireland	—	407	—	407
United States	—	1,287	593	1,880

Total Commercial Mortgage-Backed Securities	—	1,694	593	2,287

Convertible Bonds
United Kingdom	—	209	—	209
United States	—	1,848	—	1,848

Total Convertible Bonds	—	2,057	—	2,057

Corporate Bonds
Australia	—	181	—	181
Austria	—	484	—	484
Bahamas	—	5	—	5
Bermuda	—	432	—	432
Canada	—	729	—	729
Cayman Islands	—	1,045	—	1,045
Chile	—	406	—	406
Colombia	—	423	—	423
Croatia	—	707	—	707
Denmark	—	329	—	329
France	—	1,410	—	1,410
Germany	—	1,458	—	1,458
Ireland	—	1,050	—	1,050
Luxembourg	—	4,106	—	4,106
Mexico	—	908	—	908
Netherlands	—	960	—	960

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

Amounts in thousands

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Norway	—	10	—	10
South Africa	—	267	—	267
Sweden	—	329	—	329
Switzerland	—	760	—	760
United Kingdom	—	4,541	—	4,541
United States	—	18,328	160	18,488

Total Corporate Bonds	—	38,868	160	39,028

Preferred Securities
United States	—	93	—	93

Total Preferred Securities	—	93	—	93

Preferred Stocks
Cayman Islands	—	51	—	51
United States	—	24	—	24
Loan Assignments
United States	—	1,741	—	1,741
Foreign Government Securities	—	6,231	—	6,231
Short-Term Investment
Investment Company	4,492	—	—	4,492

Total Investments in Securities	$4,492	$56,366	$5,615	$66,473

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$175	$—	$175
Futures Contracts	9	—	—	9

Total Appreciation in Other Financial Instruments	$9	$175	$—	$184

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(101)	$—	$(101)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

Amounts in thousands

JPMorgan Global Bond Opportunities Fund

	Balance as of 08/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities - United States	$1,622	$—	$10	$3	$2,912	$(98)	$—	$—	$4,449
Collateralized Mortgage Obligations
Agency CMO - United States	—	—	—	(12)	284	—	—	—	272
Non-Agency CMO - Italy	138	—	3	—	—	—	—	—	141
Commercial Mortgage-Backed Securities - United States	296	—	(4)	—	301	—	—	—	593
Corporate Bonds - United States	70	—	4	—	89	(3)	—	—	160

	$2,126	$—	$13	$(9)	$3,586	$(101)	$—	$—	$5,615

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $13,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

Amounts in thousands

Global Bond Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	4,569	Discounted Cash Flow	Constant Prepayment Rate	0% - 10.00% (2.34%)
			Constant Default Rate	0% - 10.00% (5.18%)
			PSA Prepayment Model	246.00% (N/A)
			Yield (Discount Rate of Cash Flows)	(4.11%) - 11.43% (4.65%)

Asset-Backed Securities	4,569

Total	4,569

# The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $1,046,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2014